Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2020	2021
	RMB	RMB
Payment for acquisition of Wuhan Miracle (see Note 6)	—	136,482
Deposits payable to service providers and others	56,602	68,248
Accrued service expenses	86,376	61,255
Advance payment from platform user	39,371	51,104
Payable to service providers	44,891	24,860
Payments for inventories	—	18,840
Product warranty	—	2,529
Accrued litigation liabilities (see Note 20)	992	2,162
Others	9,553	11,361
Total	237,785	376,841

Schedule of standard product warranty activities

Warranty
RMB
Balance as of July 22, 2021	3,043
Provided during the period	861
Utilized during the period	(1,375)
Balance as of December 31, 2021	2,529